Current interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2020
Current Interest-Bearing Loans and Borrowings [Abstract]
Current interest-bearing loans and borrowings
21.	Current interest-bearing loans and borrowings

	2020 £’000	2019 £000’s
Short-term convertible loan (Note 26)	-	19,157
	-	19,157

In September 2017, the Company entered into a $40 million convertible loan agreement and a global access agreement with the Gates Foundation, pursuant to which the Company agreed to develop, manufacture and commercialize soluble TCR bispecific therapeutic candidates targeted to neglected diseases, primarily tuberculosis and human immunodeficiency virus (“HIV”), with the potential to treat people at an affordable price in developing countries.

The initial tranche of the convertible loan, in the amount of $25 million, was directed to the development of product candidates for the treatment of tuberculosis or HIV and converted into 203,697 series B shares as part of the Group’s second closing of the series B preferred share financing in March 2020. Following conversion of the loan, the associated embedded derivative asset of £266,000 as at December 31, 2019 was derecognized and £510,000 recognized in the accumulated deficit representing the difference between the amortized cost carrying value of the loan of £19,356,000 and the outstanding loan value of $25.5 million as at the date of conversion.